Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 59,471	$ 59,219
Impairment	(1,554)	(1,415)
Less: accumulated depreciation	(9,262)	(7,214)
Plant and equipment, net	48,655	50,590
Leasehold land and buildings.
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	59,065	58,927
Leasehold improvements
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	18	17
Machinery and equipment
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	17	14
Vehicles and office equipment
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 371	$ 261